Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000001723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	$ 10,000		$ 11,827	$ 12,323	$ 11,625	$ 10,346	$ 14,537	$ 12,690	$ 15,016	$ 16,404	$ 20,131	$ 23,916
C000001720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,426		11,124	11,560	10,877	9,655	13,537	11,790	13,911	15,159	18,558	21,998
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index (Net)
Accumulated Value	$ 10,000		$ 12,027	$ 12,850	$ 12,988	$ 12,322	$ 16,308	$ 13,410	$ 15,927	$ 17,765	$ 20,914	$ 25,146
Lipper International Multi Cap Value Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper International Multi-Cap Value Funds Classification Average